Changes in Number of Shares of Common Stock Outstanding (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Common Stock Outstanding [Line Items]
Beginning balance	238,914,988	241,008,509	242,268,903
Incentive Plan and Awards	863,958	449,463	189,793
Stock Options Exercised	3,088,490	973,270	149,385
Treasury Stock Purchased	(5,545,401)	(3,516,254)	(1,599,572)
Ending balance	237,322,035	238,914,988	241,008,509